Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 0	$ (134,020)
Liabilities, at fair value	0	(134,020)
FVTPL | Financial Derivatives | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	(134,020)
Liabilities, at fair value	0	(134,020)
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1,212,033)	(1,570,390)
Liabilities, at fair value	(1,230,090)	(1,615,095)
Amortized cost | Trade and other payables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(281,404)	(190,692)
Liabilities, at fair value	(281,404)	(190,692)
Amortized cost | Credit Facilities | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(383,031)	(505,171)
Liabilities, at fair value	(385,394)	(506,514)
Amortized cost | Long-term notes | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(547,598)	(874,527)
Liabilities, at fair value	(563,292)	(917,889)
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,105	8,654
Financial assets, at fair value	10,105	8,654
FVTPL | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,105	8,654
Financial assets, at fair value	10,105	8,654
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	233,949	173,409
Financial assets, at fair value	233,949	173,409
Amortized cost | Cash | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5,464	0
Financial assets, at fair value	5,464	0
Amortized cost | Trade and Other Receivables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	228,485	173,409
Financial assets, at fair value	$ 228,485	$ 173,409